Additional Cash Flow Disclosures - Net Change In Non-Cash Working Capital (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of cash flows [abstract]
Contract receivable	$ 4,767,100	$ (4,767,100)	$ 0
Other receivables	(13,924)	16,680	285,653
Prepaid expenses	475,077	(915,222)	245,828
Accounts payable and accrued liabilities	(1,858,170)	(384,641)	1,359,172
Contract liability	547,707	6,182,580	0
Other liabilities	(27,982)	0	0
Non-cash impact of foreign exchange	14,531	48,558	343,212
Change in non-cash working capital related to operating activities	$ 3,904,339	$ 180,855	$ 2,233,865